Income Taxes (Tables)	12 Months Ended
Mar. 31, 2023
Income Taxes [Abstract]
Schedule of Provision (Benefit) for Income Taxes	The provision (benefit) for income taxes consists of the following:
	Year ended March 31,
	2021	2022	2023	2023
	INR	INR	INR	US$
	(In million)
Current tax expense (1)	242	485	707	8.6
Withholding tax on interest on Inter-Company debt related to green bonds	384	367	342	4.2
Deferred income tax (benefit)/expense	(330)	464	1,614	19.6
Total	296	1,316	2,663	32.4
(1)	Current tax on profit before tax. Current tax includes reversal of INR 78 million (US$1.0 million) for tax adjustment relating to earlier years

Schedule of Income/(Loss) Before Income Taxes	Income/(loss) before income taxes is as follows:
	March 31,
	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(US$)
	(In million)
Domestic operations	8	19	333	4.1
Foreign operations	(3,913)	(829)	8	0.1
Total	(3,905)	(810)	341	4.2

Schedule of Net Deferred Income Taxes	Net deferred income taxes on the consolidated balance sheet is as follows:
	March 31,
	2022	2023	2023
	(INR)	(INR)	(US$)
	(In million)
Deferred tax assets	4,201	3,592	43.7
Less: valuation allowance	(2,281)	(2,455)	(29.9)
Net deferred tax assets	1,920	1,137	13.8
Deferred tax liability	1,936	3,338	40.6

Schedule of Change in Valuation Allowance for Deferred Tax Assets	Change in the valuation allowance for deferred tax assets as of March 31, 2022 and March 31, 2023 is as follows:
	March 31,
	2022	2023	2023
	(INR)	(INR)	(US$)
	(In million)
Opening valuation allowance	1,088	2,281	27.8
Movement during the Year*	1,193	174	2.1
Closing valuation allowance	2,281	2,455	29.9
*	For financial year 2022 and 2023, The movement also includes INR 843 million and INR 843 million (US$10.3 million) respectively relating to capital loss on rooftop and other asset classified as held for sale. The movement for financial year 2022 and 2023 also includes INR 125 million and reversal of INR Nil million respectively relating to other rooftop assets that are part of the sale agreement which are expected to be settled beyond 12 months.

Schedule of Components of Net Deferred Income Tax Assets and Liabilities	The significant components of the net deferred income tax assets and liabilities exclusive of amounts that would not have any tax consequences because they will reverse within the Tax Holiday Period, are as follows:
	As of March 31,
	2022	2023	2023
	(INR)	(INR)	(US$)
	(In million)
Deferred tax assets:
Net operating loss (a)	12,309	16,191	197.0
Tax on Inter — Company margin	210	(26)	(0.3)
Deferred revenue	503	599	7.3
Asset retirement obligation	232	285	3.5
Minimum alternate tax credit	765	1,287	15.7
Other deductible temporary difference	226	376	4.6
Capital loss on investment in rooftop and other assets	843	843	10.3
Valuation allowance	(2,281)	(2,455)	(29.9)
Deferred tax liabilities:
Depreciation and amortization	(12,732)	(18,639)	(226.8)
Other comprehensive income	(91)	(662)	(8.1)
Net deferred tax (liability) asset	(16)	(2,201)	(26.7)

(a) Includes deferred tax on unabsorbed depreciation that can be carried forward indefinitely for set off as per income tax laws.

Schedule of Statutory Income Tax Rate to Loss Before Income Taxes	The income tax rate differs from the amount computed by applying the statutory income tax rate to loss before income taxes and is as follows:
	For the year ended March 31,
	2021		2022		2023
	Tax (INR million)%		Tax (INR million)%		Tax (INR million)%		US$ million

Statutory income tax (benefit)/expense	(1,365)	34.94%	(283)	34.94%	119	34.94%	1.4
Temporary differences reversing in the Tax Holiday Period	(1,070)	27.40%	(9)	(1.11)%	(586)	(171.85)%	(7.1)
Permanent timing differences	1,423	(36.44)%	43	(3.05)%	2,919	855.72%	35.5
Valuation allowance created / (reversed) during the year	871	(22.30)%	1,193	(147.32)%	174	51.03%	2.1
Tax adjustment relating to earlier years	-	-	42	(5.19	(78)	(22.87)%	(0.9)
Withholding tax on interest on Inter-Company debt related to green bonds	384	(9.83)%	367	(45.31)%	342	100.29%	4.2
Other difference	53	(1.36)%	(37)	(4.57)%	(227)	(66.57)%	(2.8)
Total	296	(7.58)%	1,316	(162.46)%	2,663	780.69%	32.4